COMMON STOCK - Common Stock Issuances (Details) - $ / shares	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Common Stock
Forfeitures		(9,000)
Repurchase of common stock	0	756,397
Stock Purchase Plan
Common Stock
Common stock issued	33,000	35,000
Average Share Price
Common stock issued (dollars per share)	$ 75.18	$ 46.71
Stock Gift Program
Common Stock
Common stock issued	2,000	3,000
Average Share Price
Common stock issued (dollars per share)	$ 78.37	$ 48.10
Stock Retainer Plan
Common Stock
Common stock issued	5,000	46,000
Average Share Price
Common stock issued (dollars per share)	$ 72.66	$ 25.31
Bonus Plan
Common Stock
Common stock issued	487,000	271,000
Average Share Price
Common stock issued (dollars per share)	$ 59.56	$ 47.52
Executive Stock Grants Plan
Common Stock
Common stock issued	77,000	79,000
Average Share Price
Common stock issued (dollars per share)	$ 60.24	$ 47.60
Deferred Compensation Plans
Common Stock
Common stock issued	117,000	128,000
Average Share Price
Common stock issued (dollars per share)	$ 64.14	$ 53.79
Stock grant programs
Common Stock
Forfeitures	(24,000)
Common stock issued, net of forfeitures	547,000	390,000
Average Share Price
Common stock issued (dollars per share)	$ 59.84	$ 44.96